Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's stockholders:
Net income attributable to Company's stockholders	$ 22,885	$ 17,264	$ 5,349
Cumulative translation adjustments	(4,985)	1,519	9,721
Available-for-sale securities
Gross balance as of the period/year end	(13)	12	(47)
Tax (expense) benefit	11	(9)	30
Unrealized gain (loss) - available-for-sale securities, net	(2)	3	(17)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(740)	(53)	10
Tax (expense) benefit	232	32	(14)
Surplus (deficit) accrued pension plan, net	(508)	(21)	(4)
Cash flow hedge
Gross balance as of the period	130	(16)	11
Tax (expense) benefit	25	(10)	(9)
Cash flow hedge, net	155	(26)	2
Total comprehensive income attributable to Company's stockholders	17,545	18,739	15,051
Noncontrolling interests:
Net income attributable to noncontrolling interests	(233)	189	107
Cumulative translation adjustments	(210)	104	823
Pension plan	4
Cash flow hedge	1	40	(18)
Total comprehensive income (deficit) attributable to Noncontrolling interests	(438)	333	912
Total comprehensive income	$ 17,107	$ 19,072	$ 15,963